                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-92396


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                 SUPPLEMENT TO THE SEASONS ADVISOR II PROSPECTUS
                             DATED OCTOBER 24, 2005
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES IN THE FEE TABLES ON PAGE 5 OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES
------------------------
TOTAL ANNUAL UNDERLYING FUND OPERATING
EXPENSES                                                   MINIMUM       MAXIMUM
(expenses that are deducted from Underlying Funds,
including management fees, other expenses and
12b-1 fees, if applicable)                                   0.88%        1.75%

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 6 OF THE PROSPECTUS:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.95% including an optional enhanced death benefit (with Estate Plus) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional enhanced death benefit (and Estate Plus):

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $372               $1,132               $1,911              $3,950

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $333               $1,015               $1,722              $3,595

(3) If you do not surrender your contract and you elect the optional enhanced death benefit (and Estate Plus):

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $372               $1,132               $1,911              $3,950


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $246                $758                $1,296              $2,766

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $246                $758                $1,296              $2,766

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $246                $758                $1,296              $2,766

THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date: March 28, 2006

                Please keep this Supplement with your Prospectus.


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